Statement of Additional Information Supplement	Dated March 23, 2010
for all Putnam retail funds:

The sections Initial sales charges for class A and class M shares and Purchases of $1,000,000 or more of class A shares in HOW TO BUY SHARES – Sales Charges and Other Share Class Features—Retail Investors are deleted in their entirety and replaced with the following:

Initial sales charges for class A and class M shares. The public offering price of class A and class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase (calculable as described above). The fund receives the net asset value. The tables below indicate the sales charges applicable to purchases of class A and class M shares of the funds by style category. The variations in sales charges reflect the varying efforts required to sell shares to different categories of purchasers.

The sales charge is allocated between your investment dealer and Putnam Retail Management as shown in the tables below, except when Putnam Retail Management, in its discretion, allocates the entire amount to your investment dealer.

The underwriter's commission, or dealer reallowance, is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Retail Management will give dealers ten days' notice of any changes in the dealer discount. Putnam Retail Management retains the entire sales charge on any retail sales made by it.

For purchases of class A shares by retail investors that qualify for the highest sales charge breakpoint described in the prospectus, Putnam Retail Management pays commissions on sales during the one-year period beginning with the date of the initial purchase qualifying for that breakpoint. Each subsequent one-year measuring period for these purposes begins with the first qualifying purchase following the end of the prior period. These commissions are paid at the rate of 1.00% of the amount of qualifying purchases up to $4 million, 0.50% of the next $46 million of qualifying purchases and 0.25% of qualifying purchases thereafter (before April 5, 2010, at the rate of 1.00% of the amount of qualifying purchases up to $3 million, 0.50% of the next $47 million of qualifying purchases and 0.25% of qualifying purchases thereafter).

For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 but under 1,000,000	2.00	1.75	1.00	1.00
1,000,000 and above	NONE	NONE	N/A*	N/A*

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For Putnam Absolute Return 500 Fund and Putnam Absolute Return 700 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	5.75%	5.00%	3.50%	3.00%
50,000 but under 100,000	4.50	3.75	2.50	2.00
100,000 but under 250,000	3.50	2.75	1.50	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**
500,000 but under 1,000,000***	2.00	1.75	1.00	1.00
1,000,000 and above***	NONE	NONE	N/A**	N/A**

For Taxable and Tax-Free Income Funds only (except for Money Market Funds and Putnam Floating Rate Income Fund):

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 50,000	4.00%	3.50%	3.25%	3.00%
50,000 but under 100,000	4.00	3.50	2.25	2.00
100,000 but under 250,000	3.25	2.75	1.25	1.00
250,000 but under 500,000	2.50	2.00	1.00	1.00
500,000 and above	NONE	NONE	N/A**	N/A**
500,000 but under	2.00	1.75	1.00	1.00
1,000,000***
1,000,000 and above***	NONE	NONE	N/A**	N/A**

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For Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund only:

	CLASS A		CLASS M
		Amount of sales		Amount of sales
		charge		charge
		reallowed to		reallowed to
	Sales charge as	dealers as a	Sales charge as	dealers as a
Amount of transaction at	a percentage of	percentage of	a percentage of	percentage of
offering price ($)	offering price	offering price	offering price	offering price

Under 500,000	1.00%	1.00%	0.75%	0.75%
500,000 and above	NONE	NONE	N/A**	N/A**
Under 100,000***	3.25%	3.00%	2.00%	1.80%
100,000 but under 250,000***	2.50	2.25	1.20	1.00
250,000 but under 500,000***	2.00	1.75	1.00	1.00
500,000 but under	1.50	1.25	1.00	1.00
1,000,000***
1,000,000 and above***	NONE	NONE	N/A**	N/A**

*The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $1 million or more.

**The funds will not accept purchase orders for class M shares (other than by qualified employee-benefit plans) where the total of the current purchase, plus existing account balances that are eligible to be linked under a right of accumulation (as described below) is $500,000 or more ($1 million or more for investments before April 5, 2010).

***Applicable only to purchases before April 5, 2010.

Purchases of $500,000 or more of class A shares. (For Taxable and Tax-Free Income Funds and Absolute Return Funds only) Purchases of class A shares of one or more Putnam funds of $500,000 or more ($1 million or more for investments before April 5, 2010) are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $500,000 or more or, for investments before April 5, 2010, $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the

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purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

Purchases of $1,000,000 or more of class A shares. (For Growth Funds, Blend Funds, Value Funds, Asset Allocation Funds, Global Sector Funds and RetirementReady® Funds only) Purchases of class A shares of one or more Putnam funds of $1 million or more are not subject to an initial sales charge, but shares purchased by investors other than qualified benefit plans are subject to a CDSC of 1.00% if redeemed before the first day of the month in which the nine-month anniversary of that purchase falls. The conditions above will apply unless the dealer of record has, with Putnam Retail Management’s approval, (i) waived its commission or (ii) agreed to refund its commission to Putnam Retail Management if a CDSC would otherwise apply.

Subject to the exceptions stated in the preceding paragraph, a deferred sales charge of 1.00% will apply to class A shares and class T shares of Putnam Money Market Fund and Putnam Tax Exempt Money Market Fund that are obtained by exchanging shares from another Putnam fund that were originally purchased without an initial sales charge (if such original purchase was made at net asset value because it was in an amount equal to $1 million or more), if the shares are redeemed before the first day of the month in which the nine-month anniversary of the original purchase falls.

The CDSC assessed on redemptions of fewer than all of an investor's class A shares (or, for Putnam Money Market Fund, class T shares) subject to a CDSC will be based on the amount of the redemption minus the amount of any appreciation on the investor's CDSC-subject shares since the purchase of such shares. The CDSC assessed on full redemptions of CDSC-subject shares will be based on the lower of the shares' cost and current NAV. Putnam Retail Management will retain any CDSC imposed on redemptions of such shares to compensate it for the up-front commissions paid to financial intermediaries for such share sales.

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The table in the section HOW TO BUY SHARES – Sales Charges and Other Share Class Features—Retail Investors – Contingent sales charges for class M shares (rollover IRAs) is deleted in its entirety and replaced with the following:

Class M CDSC and dealer commission

All growth, blend, value, global sector and asset
allocation funds, Putnam Absolute Return 500 Fund	0.65%
and Putnam Absolute Return 700 Fund:

All income funds (except Putnam Floating Rate Income	0.40%
Fund and Putnam Money Market Fund):

Putnam Absolute Return 100 Fund, Putnam Absolute	0.30% (0.40% for purchases before April
Return 300 Fund and Putnam Floating Rate Income	1, 2010)
Fund

Putnam Money Market Fund	0.15%

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The section HOW TO BUY SHARES – Sales Charges and Other Share Class Features—Retail Investors – Commission payments and CDSCs for class B and class C shares is revised to reflect that, for Putnam Floating Rate Income Fund, Putnam Absolute Return 100 Fund and Putnam Absolute Return 300 Fund, Putnam Retail Management will pay a 1.00% commission (2.75% commission on sales before April 5, 2010) to financial intermediaries selling class B shares of the fund.

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The first paragraph of the section HOW TO BUY SHARES – Ways to Reduce Initial Sales Charges—Class A and M Shares – Right of accumulation is deleted in its entirety and replaced with the following:

Right of accumulation. A purchaser of class A shares or class M shares may qualify for a right of accumulation discount by combining all current purchases by such person with the value of certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the higher of (x) the maximum public offering price (at the close of business on the previous day) or (y) the initial value of total purchases (less the value of shares redeemed on the applicable redemption date) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.

For shares held on December 31, 2007, the initial value will be the value of those shares at the maximum public offering price on that date.

(For purchases before April 19, 2010, the applicable sales charge is based on the total of:

(i) the investor's current purchase(s); and

(ii) the maximum public offering price (at the close of business on the previous day) of:

(a) all shares held in accounts registered to the investor and other accounts eligible to be linked to the investor’s accounts (as described below) in all of the Putnam funds (except closed-end and money market funds, unless acquired as described in (b) below); and

(b) any shares of money market funds acquired by exchange from other Putnam funds.)

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The table in the section DISTRIBUTION PLANS – Class M shares is deleted in its entirety and replaced with the following:

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Rate	Fund

0.65%	All growth, blend, value, global sector and asset
allocation funds currently making payments under a
class M distribution plan, and Putnam Absolute
Return 500 Fund and Putnam Absolute Return 700
Fund.

0.40%	All income funds currently making payments under a
class M distribution plan (except for Putnam Floating
Rate Income Fund and Putnam Money Market Fund)

0.30% (0.40% before April 1, 2010)	Putnam Absolute Return 100 Fund, Putnam Absolute
Return 300 Fund and Putnam Floating Rate Income
Fund

0.15%	Putnam Money Market Fund

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The last paragraph of the section DISTRIBUTION PLANS is deleted in its entirety and replaced with the following:

In addition to payments to dealers described above, Putnam Investor Services or Putnam Retail Management may, at the direction of a retirement plan’s sponsor, reimburse or pay direct expenses of the plan that would otherwise be payable by the plan. Putnam Investor Services also, at its expense, may make payments to financial intermediaries for introducing to Putnam Investor Services, and/or assisting Putnam Investor Services in the provision of services to, certain retirement plans administered by Putnam Investor Services. Such payments to any one financial intermediary are not expected to exceed an annual rate of 0.05% of a plan’s average net assets.

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